CRYPTOCURRENCY ASSETS - Additional information (Details) $ in Thousands	5 Months Ended	12 Months Ended
	Oct. 31, 2023 item	Dec. 31, 2024 USD ($)
CRYPTOCURRENCY ASSETS
Gain from short-term investments		$ 156
Two collar agreements with third party
CRYPTOCURRENCY ASSETS
Loan period	1 month
Ethereum transferred | item	3,200
Bitcoins transferred | item	40
Percent of initial notional amount of Ethereum received as USDT and USDC	70.00%
Carrying amount of Ethereum transferred		4,650
Fair value of initial notional amount of Ethereum received as USDT and USDC		5,015
Loss on disposal of cryptocurrencies		$ 2,344